37. Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related party transactions [abstract]
Related Party Transactions
	Assets		Liabilities		Revenue			Cost / Expense
Related parties / Nature of operation	12.31.2017	12.31.2016	12.31.2017	12.31.2016	12.31.2017	12.31.2016	12.31.2015	12.31.2017	12.31.2016	12.31.2015
Controlling shareholder
State of Paraná - dividends payable	-	-	85,710	83,786	-	-	-	-	-	-
CRC Transfer (Note 8)	1,516,362	1,522,735	-	-	90,712	188,918	217,722	-	-	-
"Luz Fraterna" Program (a)	168,405	167,674	-	-	-	-	-	-	-	-
2014 World Cup construction work (Note 15.1.2)	14,266	14,266	-	-	-	-	-	-	-	-
Morar Bem Paraná Program (Note 15.1.3)	261	24,985	-	-	1,165	5,502	19,482	-	-	-
Remuneration and employ social security charges assigned (b)	56	302	-	-	-	-	-	-	-	-
Telecommunication services (c)	28,750	48,794	-	-	40,396	29,763	29,456	-	-	-
Sistema Meteorológico do Paraná - Simepar (d)	-	-	-	164	-	-	-	(1,752)	(1,799)	-
.
Entities with significant influence
BNDES and BNDESPAR - dividends payable (e)	-	-	59,366	57,218	-	-	-	-	-	-
Financing (Note 23)	-	-	1,576,660	1,692,775	-	-	-	(140,537)	(149,794)	(120,982)
Debentures - Compagás (Note 24)	-	-	42,675	61,786	-	-	-	(5,242)	(2,883)	(3,347)
Debentures - wind farms (f)	-	-	281,448	295,188	-	-	-	(30,540)	(14,415)	-

State of Paraná investee
Sanepar (c) (g)	24	32	-	-	3,699	3,319	2,886	(1,783)	(1,455)	(1,409)
Dividends	12,095	16,817	-	-	-	-		-	-	-

Joint ventures
Voltalia São Miguel do Gostoso - mutual (Note 15.2)	38,169	28,968	-	-	3,513	3,509	3,260	-	-	-
Dividends	1,032	1,032	-	-	-	-	-	-	-	-

Costa Oeste Transmissora de Energia (h) (i) (j) (n)	206	72	59	73	1,034	848	726	(2,136)	(3,072)	(3,815)

Marumbi Transmissora de Energia (h) (j) (n)	500	285	37	55	3,690	4,085	1,264	(756)	(900)	(346)
					-			-
Caiuá Transmissora de Energia (h) (i) (j)	320	308	271	356	3,792	2,066	914	(13,700)	(15,595)	(14,481)
Dividends	1,991	1,991	-	-	-	-	-	-	-	-

Integração Maranhense Transmissora (h) (j)	-	-	43	76	-	-	-	(1,468)	(1,910)	(1,878)
Dividends	4,012	4,012	-	-	-	-	-	-	-	-

Matrinchã Transmissora de Energia (h) (j)	-	-	220	326	-	-	-	(6,636)	(4,043)	(444)
Dividends	36,840	23,213	-	-	-	-	-	-	-	-

Transmissora Sul Brasileira (h) (j)	-	-	72	149	-	-	-	(2,590)	(3,593)	(2,952)

Guaraciaba Transmissora de Energia (h) (j)	-	-	74	173	-	-	-	(3,202)	(966)
Dividends	11,541	5,512	-	-	-	-	-	-	-	-

Paranaíba Transmissora de Energia (j)	-	-	159	-	-	-	-	(3,642)	(283)	-
Dividends	7,093	3,051	-	-	-	-	-	-	-	-

Cantareira Transmissora de Energia - dividends	2,146	1,224	-	-	-	-	-	-	-	-

Mata de Santa Genebra Transmissão - dividends	3,264	-	-	-	-	-	-	-	-	-

Associates

Dona Francisca Energética S.A. (k)	-	-	1,436	1,436	-	-	-	(17,031)	(16,949)	(30,556)
.
Foz do Chopim Energética Ltda. (c) (h)	163	161	-	-	2,063	2,178	1,913	-	-	-

Sercomtel S.A. Telecomunicações (c) (l)	3,778	3,430	-	-	8,153	8,210	5,788	(4)	(6)	(6)
.
Key management staff
Fees and social security charges (Note 33.2)	-	-	-	-	-	-	-	(28,876)	(26,021)	(23,839)
Pension and healthcare plans (Note 25)	-	-	-	-	-	-	-	(1,690)	(1,403)	(2,380)

Other related parties
Fundação Copel (c)	38	52	-	-	316	305	292	-	-	-
Administrative property rental	-	-	349	340	-	-	-	(16,347)	(13,519)	(15,390)
Pension and healthcare plans (Note 25)	-	-	866,103	769,865	-	-	-	-	-	-
.
Lactec (m)	-	-	1,762	1,743	-	-	-	(15,912)	(12,911)	(14,752)

a)     The Luz Fraterna Program, created under Law No. 491/2013 and No. 17,639/2013, allows the State Government to pay for the electricity bills of low income families in Paraná - which have duly applied for the program - provided their consumption does not exceed 120 kWh a month. This benefit is available to residential customers with single-phase connections, rural customers with single-phase connections or two-phase connections with circuit breakers of up to 50 amperes. Applicants must not have more than one electricity bill under their names and must not have any pending debts to the Company.

In the balance at December 31, 2017, the amount of R$115,890, recognized in the Parent Company, was settled, as described in Note 15.1.1. Of the remaining balance, recognized in Copel DIS, R$43,384 was settled on March 23, 2018.

b)     Reimbursement of wages and social charges for employees transferred to the Paraná State Government. The balances shown are net of allowance for loan losses in the amount of R$1,193 as of December 31, 2017 (R$1,749 as of December 31, 2016).

c)     Revenue of Copel TEL from telecommunications services and lease of equipment and infrastructure.

d)     The Meteorological System of Paraná - Simepar is a supplementary unit of the Independent Social Service Paraná Technology, linked to the State Department of Science, Technology and Higher Education. Simepar had contracts with Copel, effective until November 6, 2017, for services of weather forecast, meteorological reports, ampacity analysis, mapping and analyses of winds and atmospheric discharges.

e)     BNDES is the parent company of BNDES Participações S.A. - BNDESPAR, which has significant influence over Copel (Note 31.1).

f)      BNDES and BNDESPAR acquired all the debentures issued by the subsidiaries Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III, Nova Eurus IV and Ventos de Santo Uriel (Note 24).

g)     Basic sanitation provided by Sanepar.

h)     Charges for the use of the Transmission System and revenue from operating and maintenance contracts and rendering of engineering services with Copel GeT.

i)      Copel DIS has transmission system connection contracts (CCT) with two companies - Costa Oeste Transmissora de Energia and Caiuá Transmissora de Energia - expiring upon the termination of the distribution or transmission concession, whichever occurs first.

j)      Copel DIS maintains a Contract for the Use of Transmission System (Cust) with ONS and power transmission concessionaires whose object is the contracting of Transmission System Use Amount (Must). Contracting is permanent and is regulated by ANEEL Normative Resolution No. 666/2015. Amounts are defined for four subsequent years, with annual reviews.

k)     Power purchase and sale agreement signed by Dona Francisca Energética and Copel GeT, expiring on March 31, 2025.

l)      Light pole sharing agreement, signed between Sercomtel S.A. Telecomunicações and Copel DIS, expiring on December 28, 2018.

m)    The Institute of Technology for Development (Lactec) is a Public Interest Civil Society Organization (OSCIP), in which Copel is an associated. Lactec has service and R&D contracts with Copel GeT and Copel DIS, which are subject to prior or later control and approval by ANEEL. The asset balances refer to Energy Efficiency and R&D programs, recorded under current assets, in service in progress, until the respective projects are concluded, pursuant to ANEEL.

n)     Personnel cost-sharing agreement entered into with Copel and its subsidiaries.

The values resulting from operating activities of Copel DIS with related parties are billed at the rates approved by ANEEL.

37.1    Guarantees and endorsements awarded to related parties

Sureties and guarantees granted by Copel to its subsidiaries for financing and debentures are informed in Notes 23 and 24.

Copel provided financial guarantees, in the form of corporate bond, for power purchase agreements made by Copel GeT, in the total amount of R$3,645 and made by Copel Energia, in the amount of R$49,584.

Sureties and guarantees granted by Copel and Copel GeT for financing, debentures and insurance contracts of joint ventures are shown below:

								Amount
			Date	Final	Amount	Balance	Interest	endorsement/
	Company	Operation	issued	maturity	approved	12.31.2017%		security
(1)	Caiuá Transmissora	Financing	12.23.2013	02.15.2029	84,600	71,508	49.0	35,039
(2)	Guaraciaba Transmissora	Financing	09.28.2016	01.15.2031	440,000	421,433	49.0	206,502
(3)	Integração Maranhense	Financing	12.30.2013	02.15.2029	142,150	116,995	49.0	57,328
(4)	Mata de Santa Genebra	Financing	11.30.2017	07.15.2033	1,018,500	703,897	50.1	352,652
(5)	Matrinchã Transmissora	Financing	12.27.2013	05.15.2029	691,440	567,796	49.0	278,220
(6)	Matrinchã Transmissora	Debentures	05.15.2016	06.15.2029	180,000	193,088	49.0	94,613
(7)	Paranaíba Transmissora	Financing	10.21.2015	10.15.2030	606,241	582,452	24.5	142,701
(8)	Paranaíba Transmissora	Debentures	01.15.2017	03.15.2028	120,000	109,644	24.5	26,863
(9)	Voltalia São Miguel do Gostoso Part. S.A. (a)	Debentures	01.15.2016	12.15.2028	57,000	53,328	49.0	26,131
(10)	Usina de Energia Eólica Carnaúba S.A. (a)	Financing	08.24.2015	11.15.2031	74,000	53,975	49.0	26,448
(11)	Usina de Energia Eólica Reduto S.A. (a)	Financing	08.24.2015	11.15.2031	70,000	53,969	49.0	26,445
(12)	Usina de Energia Eólica Santo Cristo S.A. (a)	Financing	08.24.2015	11.15.2031	74,000	50,605	49.0	24,796
(13)	Usina de Energia Eólica São João S.A. (a)	Financing	08.24.2015	11.15.2031	68,000	51,425	49.0	25,198
(14)	Cantareira Transmissora de Energia	Financing	12.28.2016	09.15.2032	426,834	439,192	49.0	215,204
								1,538,140
(a) Subsidiaries of Voltália São Miguel do Gostoso I Participações S.A.
Financial institution (fund provider):
BNDES: (1) (2) (3) (4) (5) (7) (10) (11) (12) (13) (14)

Allocation:
Investment Program and/or Working capital.

Endorsement/Security:
Provided by Copel Geração e Transmissão: (1) (3);
Provided by Copel: (2) (4) (5) (6) (7) (8) (9) (10) (11) (12) (13) (14)

Securities offered for the transaction:
Pledge of shares of Copel Geração e Transmissão proportional to the interest in projects.

Performance bond	Final	Amount	% endorsement	Amount
Company	maturity	Insured	Copel GeT	endorsement
Matrinchã Transmissora	03.31.2019	90,000	49.0	44,100
Guaraciaba Transmissora	04.30.2019	47,000	49.0	23,030
Paranaíba Transmissora	07.26.2018	48,000	24.5	11,760
Mata de Santa Genebra	05.26.2018	78,300	50.1	39,228
Cantareira Transmissora	11.30.2018	31,200	49.0	15,288
				133,406